SHARE-BASED COMPENSATION - Summary of Restricted Stock Unit's activity (Detail) - RSUs	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested as of December 31, 2020 | shares	3,910,601
Granted | shares	5,421,464
Vested | shares	(1,129,133)
Forfeited | shares	(894,353)
Unvested as of December 31, 2021 | shares	7,308,579
Weighted average grant date fair value per share, Unvested as of December 31, 2020 | $ / shares	$ 8.87
Weighted average grant date fair value per share, Granted | $ / shares	4.89
Weighted average grant date fair value per share, Vested | $ / shares	9.2
Weighted average grant date fair value per share, Forfeited | $ / shares	8.16
Weighted average grant date fair value per share, Unvested as of December 31, 2021 | $ / shares	$ 5.95